Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000248589 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	8.40%
C000248589 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000248589 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000248589 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000248589 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	5.20%
C000248589 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248589 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248589 | Vertiv Holdings Co., Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248589 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000248589 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248589 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000248589 | Software
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000248589 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000248589 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000248589 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000248589 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248589 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248589 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248589 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000248589 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248590 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000248590 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000248590 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000248590 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000248590 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000248590 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000248590 | Fair Isaac Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248590 | Citibank, New York
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248590 | HEICO Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248590 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248590 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000248590 | Software
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000248590 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000248590 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248590 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000248590 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000248590 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000248590 | Time Deposit
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248590 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248590 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224885 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	8.00%
C000224885 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000224885 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000224885 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224885 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224885 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000224885 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224885 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224885 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224885 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224885 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000224885 | Software
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000224885 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000224885 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224885 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000224885 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224885 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224885 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224885 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224885 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237925 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000237925 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000237925 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000237925 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000237925 | Eaton Corp. plc
Holdings [Line Items]
Percent of Total Investments	6.70%
C000237925 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000237925 | Taiwan Semiconductor Manufacturing Co. Ltd. ADR
Holdings [Line Items]
Percent of Total Investments	6.00%
C000237925 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237925 | Trane Technologies plc
Holdings [Line Items]
Percent of Total Investments	4.50%
C000237925 | PTC, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000237925 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000237925 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237925 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237925 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237925 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237925 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237925 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237925 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237925 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237925 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228741 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228741 | Vertiv Holdings Co., Class A
Holdings [Line Items]
Percent of Total Investments	8.20%
C000228741 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000228741 | Trane Technologies plc
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228741 | Safran S.A.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000228741 | Republic Services, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	6.70%
C000228741 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228741 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228741 | Mirion Technologies, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228741 | Talen Energy Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228741 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228741 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000228741 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000228741 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228741 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000228741 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228741 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228741 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228741 | Independent Power & Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228741 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%